INCOME TAX	12 Months Ended
Dec. 31, 2023
INCOME TAX [abstract]
INCOME TAX

25.   INCOME TAX

(a)	Reconciliation of Effective Tax Rate

Income tax expense differs from the amount that would be computed by applying the applicable Canadian statutory income tax rate to income before income taxes. The significant reasons for the differences are as follows:

	Years ended December 31,
	2023	2022
Net loss before tax	$(11,051)	$(125,109)
Statutory tax rate	27.0%	27.0%
Anticipated income tax at statutory rates	(2,984)	(33,779)
Non-deductible expenditures (deductible expenditures)	2,443	(3,513)
Differences between Canadian and foreign tax rates	(729)	10,448
Changes in estimate	7,419	(4,492)
Inflation adjustment	(63,095)	(57,403)
Impact of foreign exchange	70,014	17,336
Change in deferred tax assets not recognized	11,489	70,178
Mining taxes	2,714	5,629
Withholding taxes	5,629	7,720
Other items	(321)	(1,327)
Total income tax expense	$32,579	$10,797

Total income tax represented by:
Current income tax expense	$42,636	$35,783
Deferred tax recovery	(10,057)	(24,986)
	$32,579	$10,797

(b)	Tax Amounts Recognized in Profit or Loss

	Years ended December 31,
	2023	2022
Current tax expense
Current taxes on profit for the year	$42,096	$35,884
Changes in estimates related to prior years	540	(101)
	$42,636	$35,783

Deferred tax expense
Origination and reversal of temporary differences and foreign exchange rate	$(16,899)	$(20,826)
Changes in estimates related to prior years	6,879	(4,392)
Effect of differences in tax rates	(37)	232
Effect of changes in tax rates	-	-
	$(10,057)	$(24,986)

Total tax expense	$32,579	$10,797

(c)	Deferred Tax Balances

The significant components of the recognized deferred tax assets and liabilities are:

	December 31,	December 31,
	2023	2022
Deferred tax assets:
Reclamation and closure cost obligation	$15,011	$14,942
Carried forward tax loss	16,043	3,552
Equipment and buildings	-	11,976
Accounts payable and accrued liabilities	16,747	13,286
Deductibility of resource taxes	154	2,406
Lease obligations	7,972	8,374
Other	-	86
Total deferred tax assets	$55,927	$54,622

Deferred tax liabilities:
Mineral properties	$(193,646)	$(202,087)
Mining and foreign withholding taxes	(1,124)	(3,524)
Equipment and buildings	(5,941)	-
Convertible debenture	(406)	(831)
Inflation	(598)	(4,306)
Inventory and other	(14,067)	(11,493)
Total deferred tax liabilities	$(215,782)	$(222,241)

Net deferred tax liabilities	$(159,855)	$(167,619)

	2023	2022
Classification:
Deferred tax assets	$-	$-
Deferred tax liabilities	(159,855)	(167,619)
Net deferred tax liabilities	$(159,855)	$(167,619)

The Company's movement of net deferred tax liabilities is described below:

	2023	2022
At January 1	$167,619	$191,668
Deferred income tax (recovery) expense through income statement	(10,057)	(24,831)
Deferred income tax expense through equity	2,293	782
At December 31	$159,855	$167,619

(d)	Unrecognized Deferred Tax Assets and Liabilities

The Company recognizes tax benefits on losses or other deductible amounts where it is more likely than not that the deferred tax asset will be realized. The Company’s unrecognized deductible temporary differences and unused tax losses for which no deferred tax asset is recognized consist of the following amounts:

	December 31,	December 31,
	2023	2022
Unrecognized deductible temporary differences and unused tax losses:
Non-capital losses	$138,736	$164,427
Provisions	19,335	7,215
Share issue costs	-	306
Mineral properties, plant and equipment	163,508	184,970
Lease obligation	1,729	578
Derivative liabilities	23,395	335
Investments in equity securities and associates	1,069	1,070
Unrecognized deductible temporary differences	$347,772	$358,901

As at December 31, 2023, the Company has temporary differences associated with investments in subsidiaries for which an income tax liability has not been recognized as the Company can control the timing of the reversal of the temporary differences and the Company plans to reinvest in its foreign subsidiaries. The temporary difference associated with investments in subsidiaries aggregate as follows:

	December 31,	December 31,
	2023	2022
Mexico	$27,491	$150,379
Peru	96,467	78,505
West Africa	-	18,122

(e)	Tax Loss Carry Forwards

Tax losses have the following expiry dates:

		December 31,		December 31,
	Year of expiry	2023	Year of expiry	2022
Canada	2025 - 2042	$210,847	2025 - 2042	$184,717
Mexico	2024 - 2031	6,623	2023 - 2031	20

In addition, as at December 31, 2023, the Company has accumulated Canadian resource related expenses of $8.2 million (December 31, 2022- $8.0 million) for which the deferred tax benefit has not been recognized.